Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2019
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Six Months Ended
	June 30,
(in thousands of €)	2019	2018
Personnel expense	€17,132	€8,361
Consulting fees	6,795	1,299
Supervisory board	1,424	477
Office costs	2,111	1,377
	€27,462	€11,514